As filed with the Securities and Exchange Commission on December 12, 2023

1933 Act Registration No. 333-52965

1940 Act Registration No. 811-08767

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 73 [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

Amendment No. 86 [ X ]

UBS SERIES FUNDS

(Exact Name of Registrant as Specified in Charter)

787 Seventh Avenue

New York, New York 10019

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (888) 793-8637

KEITH A. WELLER, ESQ.

UBS ASSET MANAGEMENT (AMERICAS) INC.

One North Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Copies to:

STEPHEN H. BIER, ESQ.

DECHERT LLP

Three Bryant Park

1095 Avenue of the Americas

New York, New York 10036

Telephone: (212) 698-3500

Approximate Date of Proposed Public Offering: December 20, 2023

It is proposed that this filing will become effective:

[ ] Immediately upon filing pursuant to Rule 485(b)

[X] On December 20, 2023, pursuant to Rule 485(b)

[ ] 60 days after filing pursuant to Rule 485(a)(1)

[ ] On         , pursuant to Rule 485(a)(1)

[ ] 75 days after filing pursuant to Rule 485(a)(2)

[ ] On         , pursuant to Rule 485(a)(2)

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest of Cantor Fitzgerald Government Money Market Fund.

EXPLANATORY NOTE

Post-Effective Amendment No. 72 (the “Amendment”) to the Registration Statement of UBS Series Funds (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on September 29, 2023, for the purpose of registering shares of the Cantor Fitzgerald Government Money Market Fund, a series of the Registrant. This Post-Effective Amendment No. 73 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of extending the effective date of the Amendment and designating December 20, 2023, as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 73 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 12th day of December, 2023.

UBS SERIES FUNDS

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Heather R. Higgins Heather R. Higgins*	Trustee and Chair of the Board of Trustees	December 12, 2023

/s/ Richard R. Burt Richard R. Burt*	Trustee	December 12, 2023

/s/ Bernard H. Garil Bernard H. Garil*	Trustee	December 12, 2023

/s/ Virginia G. Breen Virginia G. Breen**	Trustee	December 12, 2023

/s/ David R. Malpass David R. Malpass***	Trustee	December 12, 2023

/s/ Joanne M. Kilkeary Joanne M. Kilkeary****	Vice President, Treasurer and Principal Accounting Officer	December 12, 2023

/s/ Mark E. Carver Mark E. Carver*****	President	December 12, 2023

*

Signatures affixed by Stephen H. Bier pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.

**

Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated August 10, 2023 and incorporated by reference from Post-Effective Amendment No. 71 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 25, 2023.

***

Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated August 13, 2023 and incorporated by reference from Post-Effective Amendment No. 71 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 25, 2023.

****

Signature affixed by Keith A. Weller pursuant to Power of Attorney dated March 9, 2018 and incorporated by reference from Post-Effective Amendment No. 56 to the Registrant’s registration statement, SEC File No. 333-52965, filed March 9, 2018.

*****

Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated November 13, 2023 and incorporated by reference from Post-Effective Amendment No. 62 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 27, 2023.

SIGNATURES

Master Trust, on behalf of its series, Government Master Fund, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement for UBS Series Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 12th day of December, 2023.

MASTER TRUST, on behalf of its series, Government Master Fund

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment for UBS Series Funds has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Heather R. Higgins Heather R. Higgins*	Trustee and Chair of the Board of Trustees	December 12, 2023

/s/ Richard R. Burt Richard R. Burt*	Trustee	December 12, 2023

/s/ Bernard H. Garil Bernard H. Garil*	Trustee	December 12, 2023

/s/ Virginia G. Breen Virginia G. Breen**	Trustee	December 12, 2023

/s/ David R. Malpass David R. Malpass***	Trustee	December 12, 2023

/s/ Joanne M. Kilkeary Joanne M. Kilkeary****	Vice President, Treasurer and Principal Accounting Officer	December 12, 2023

/s/ Mark E. Carver Mark E. Carver*****	President	December 12, 2023

*

Signatures affixed by Stephen H. Bier pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.

**

Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated August 10, 2023 and incorporated by reference from Post-Effective Amendment No. 71 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 25, 2023.

***

Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated August 13, 2023 and incorporated by reference from Post-Effective Amendment No. 71 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 25, 2023.

****

Signature affixed by Keith A. Weller pursuant to Power of Attorney dated March 9, 2018 and incorporated by reference from Post-Effective Amendment No. 56 to the Registrant’s registration statement, SEC File No. 333-52965, filed March 9, 2018.

*****

Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated November 13, 2023 and incorporated by reference from Post-Effective Amendment No. 62 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 27, 2023.